Offsetting Financial Assets and Financial Liabilities - Summary of Financial Assets and Liabilities Offsetting, Enforceable Master Netting or Similar Arrangement (Parenthetical) (Detail)
$ in Millions, $ in Billions
	Oct. 31, 2018 USD ($)	Oct. 31, 2017 CAD ($)
Disclosure of offsetting of financial assets liabilities [line items]
Decrease in margin	$ 18
Derivative instruments [member]
Disclosure of offsetting of financial assets liabilities [line items]
Cash collateral of financial assets		$ 793
Cash collateral of financial liabilities		$ 1,112